Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Goodwill [Line Items]
Beginning Balance	$ 2,786,334	$ 2,903,077
Acquisitions	8,715	193
Foreign currency translation	214,378	(116,302)
Goodwill adjustments	(311)	(634)
Ending Balance	3,009,116	2,786,334
Industrial
Goodwill [Line Items]
Beginning Balance	2,380,640	2,496,449
Acquisitions	7,424
Foreign currency translation	208,261	(115,175)
Goodwill adjustments	(336)	(634)
Ending Balance	2,595,989	2,380,640
Aerospace
Goodwill [Line Items]
Beginning Balance	98,856	98,709
Acquisitions		193
Foreign currency translation	58	(46)
Ending Balance	98,914	98,856
Climate and Industrial Controls
Goodwill [Line Items]
Beginning Balance	306,838	307,919
Acquisitions	1,291
Foreign currency translation	6,059	(1,081)
Goodwill adjustments	25
Ending Balance	$ 314,213	$ 306,838